UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2014

Date of reporting period: March 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCK – (98.06%)
CONSUMER DISCRETIONARY – (13.30%)
Automobiles & Components – (0.81%)
Harley-Davidson, Inc.	47,540	$3,166,639
Consumer Durables & Apparel – (0.42%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	8,900	849,680
Hunter Douglas N.V. (Netherlands)	16,499	793,840
		1,643,520
Consumer Services – (2.04%)
Las Vegas Sands Corp.	98,060	7,921,287
Media – (2.62%)
Liberty Global PLC, Series C *	157,720	6,421,570
Walt Disney Co.	46,880	3,753,682
		10,175,252
Retailing – (7.41%)
Amazon.com, Inc. *	10,970	3,690,747
Bed Bath & Beyond Inc. *	159,565	10,979,667
CarMax, Inc. *	57,240	2,678,832
Liberty Interactive Corp., Series A *	96,334	2,780,681
Liberty Ventures, Series A *	6,479	844,570
Netflix Inc. *	5,030	1,769,705
Priceline.com Inc. *	5,120	6,100,813
		28,845,015
	Total Consumer Discretionary	51,751,713
CONSUMER STAPLES – (10.73%)
Food & Staples Retailing – (6.84%)
Costco Wholesale Corp.	132,580	14,805,871
CVS Caremark Corp.	116,458	8,718,046
Sysco Corp.	85,830	3,101,038
		26,624,955
Food, Beverage & Tobacco – (3.89%)
Diageo PLC, ADR (United Kingdom)	63,733	7,940,494
Heineken Holding N.V. (Netherlands)	66,921	4,320,657
Nestle S.A. (Switzerland)	5,130	386,179
Philip Morris International Inc.	30,180	2,470,837
		15,118,167
	Total Consumer Staples	41,743,122
ENERGY – (7.61%)
Canadian Natural Resources Ltd. (Canada)	278,410	10,682,592
EOG Resources, Inc.	71,120	13,951,610
Occidental Petroleum Corp.	20,880	1,989,655
Schlumberger Ltd.	30,400	2,964,000
	Total Energy	29,587,857
FINANCIALS – (35.08%)
Banks – (7.15%)
JPMorgan Chase & Co.	52,918	3,212,652
Wells Fargo & Co.	494,944	24,618,514
		27,831,166

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (20.73%)
Capital Markets – (9.54%)
Bank of New York Mellon Corp.	554,120	$19,554,895
Brookfield Asset Management Inc., Class A (Canada)	86,700	3,541,695
Charles Schwab Corp.	158,970	4,344,650
Goldman Sachs Group, Inc.	9,490	1,554,936
Julius Baer Group Ltd. (Switzerland)	182,531	8,099,871
		37,096,047
Consumer Finance – (6.90%)
American Express Co.	298,359	26,861,261
Diversified Financial Services – (4.29%)
Berkshire Hathaway Inc., Class A *	68	12,739,804
Visa Inc., Class A	18,240	3,937,286
		16,677,090
		80,634,398
Insurance – (6.37%)
Multi-line Insurance – (2.55%)
Fairfax Financial Holdings Ltd. (Canada)	4,230	1,832,563
Fairfax Financial Holdings Ltd., 144A (Canada)(a)	2,490	1,081,140
Loews Corp.	158,790	6,994,699
		9,908,402
Property & Casualty Insurance – (3.19%)
ACE Ltd.	36,920	3,657,295
Markel Corp. *	1,290	768,969
Progressive Corp.	329,970	7,991,874
		12,418,138
Reinsurance – (0.63%)
Alleghany Corp. *	5,991	2,440,613
		24,767,153
Real Estate – (0.83%)
Hang Lung Group Ltd. (Hong Kong)	643,000	3,233,031
	Total Financials	136,465,748
HEALTH CARE – (8.31%)
Health Care Equipment & Services – (6.93%)
Express Scripts Holding Co. *	106,550	8,001,372
Laboratory Corp. of America Holdings *	85,850	8,431,329
UnitedHealth Group Inc.	128,150	10,507,018
		26,939,719
Pharmaceuticals, Biotechnology & Life Sciences – (1.38%)
Agilent Technologies, Inc.	30,970	1,731,843
Valeant Pharmaceuticals International, Inc. (Canada)*	27,630	3,642,463
		5,374,306
	Total Health Care	32,314,025
INDUSTRIALS – (5.08%)
Capital Goods – (2.57%)
OCI N.V. (Netherlands)*	29,250	1,327,157
PACCAR Inc.	67,620	4,560,631
Schneider Electric S.A. (France)	22,180	1,966,296

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2014 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
Textron Inc.	54,500	$2,141,305
		9,995,389
Commercial & Professional Services – (0.22%)
Experian PLC (United Kingdom)	48,212	868,871
Transportation – (2.29%)
China Merchants Holdings International Co., Ltd. (China)	1,012,218	3,484,332
Kuehne & Nagel International AG (Switzerland)	34,733	4,859,988
Wesco Aircraft Holdings, Inc. *	25,330	557,513
		8,901,833
	Total Industrials	19,766,093
INFORMATION TECHNOLOGY – (11.69%)
Semiconductors & Semiconductor Equipment – (2.05%)
Texas Instruments Inc.	169,120	7,974,854
Software & Services – (9.17%)
Activision Blizzard, Inc.	182,970	3,740,822
Google Inc., Class A *	19,520	21,755,333
Microsoft Corp.	88,210	3,616,610
Oracle Corp.	76,900	3,145,979
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	16,190	1,612,200
SouFun Holdings Ltd., Class A, ADR (China)	17,600	1,204,192
Twitter, Inc. *(b)	12,790	596,909
		35,672,045
Technology Hardware & Equipment – (0.47%)
Hewlett-Packard Co.	56,061	1,814,134
	Total Information Technology	45,461,033
MATERIALS – (6.26%)
Air Products and Chemicals, Inc.	73,680	8,770,867
Ecolab Inc.	42,700	4,611,173
Emerald Plantation Holdings Ltd. (China)*	112,030	24,647
Lafarge S.A. (France)	51,240	4,002,496
Martin Marietta Materials, Inc.	9,110	1,169,269
Monsanto Co.	35,100	3,993,327
Praxair, Inc.	13,670	1,790,360
	Total Materials	24,362,139
TOTAL COMMON STOCK – (Identified cost $194,347,137)		381,451,730
CORPORATE BONDS – (0.03%)
MATERIALS – (0.03%)
Emerald Plantation Holdings Ltd., Sr. Notes, 6.00%/8.00%, 01/30/20 (China)(c)	$125,177	95,760
TOTAL CORPORATE BONDS – (Identified cost $85,368)		95,760

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2014 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (1.28%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.10%, 04/01/14, dated 03/31/14, repurchase value of $2,590,007 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.75%, 07/31/15-06/15/39, total market value $2,641,800)	$2,590,000	$2,590,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.10%, 04/01/14, dated 03/31/14, repurchase value of $2,373,007 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.50%, 12/15/39-02/20/44, total market value $2,420,460)	2,373,000	2,373,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,963,000)	4,963,000
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (0.14%)
State Street Navigator Securities Lending Prime Portfolio	555,406	555,406
	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (Identified cost $555,406)	555,406
Total Investments – (99.51%) – (Identified cost $199,950,911) – (d)		387,065,896
Other Assets Less Liabilities – (0.49%)		1,921,705
	Net Assets – (100.00%)	$388,987,601

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $1,081,140 or 0.28% of the Fund's net assets as of March 31, 2014.

(b)
Security is partially on loan – The Fund has entered into a securities lending arrangement with State Street Bank and Trust Company (“State Street Bank”). Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of March 31, 2014, the Fund had on loan securities valued at $537,218; cash of $555,406 was received as collateral for the loans. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

(c)
Represents a PIK Toggle Note: PIK (Pay-In-Kind) toggle notes pay interest in cash at one rate or, at the company's option, pay interest in additional PIK toggle notes. The interest paid in additional notes is set at a higher rate than the cash interest rate.

(d)	Aggregate cost for federal income tax purposes is $201,533,877. At March 31, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$186,291,111
Unrealized depreciation	(759,092)
Net unrealized appreciation	$185,532,019

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCK – (98.33%)
ENERGY – (4.27%)
Canadian Natural Resources Ltd. (Canada)	86,990	$3,337,807
	Total Energy	3,337,807
FINANCIALS – (90.92%)
Banks – (15.12%)
ICICI Bank Ltd., ADR (India)	15,750	689,850
JPMorgan Chase & Co.	27,300	1,657,383
U.S. Bancorp	37,760	1,618,394
Wells Fargo & Co.	157,830	7,850,464
		11,816,091
Diversified Financials – (40.49%)
Capital Markets – (21.87%)
Bank of New York Mellon Corp.	153,130	5,403,958
Brookfield Asset Management Inc., Class A (Canada)	83,100	3,394,635
Charles Schwab Corp.	59,350	1,622,035
Goldman Sachs Group, Inc.	15,580	2,552,783
Julius Baer Group Ltd. (Switzerland)	92,754	4,115,988
		17,089,399
Consumer Finance – (9.83%)
American Express Co.	85,320	7,681,360
Diversified Financial Services – (8.79%)
Berkshire Hathaway Inc., Class A *	9	1,686,150
Cielo S.A. (Brazil)	36,720	1,170,217
Visa Inc., Class A	18,560	4,006,362
		6,862,729
		31,633,488
Insurance – (35.31%)
Insurance Brokers – (3.05%)
Marsh & McLennan Cos, Inc.	48,290	2,380,697
Multi-line Insurance – (9.71%)
American International Group, Inc.	88,600	4,430,886
Loews Corp.	71,610	3,154,421
		7,585,307
Property & Casualty Insurance – (13.28%)
ACE Ltd.	23,880	2,365,553
Markel Corp. *	8,245	4,914,844
Progressive Corp.	127,785	3,094,953
		10,375,350
Reinsurance – (9.27%)
Alleghany Corp. *	8,663	3,529,133
Everest Re Group, Ltd.	24,290	3,717,584
		7,246,717
		27,588,071
	Total Financials	71,037,650
INFORMATION TECHNOLOGY – (3.14%)
Software & Services – (3.14%)
Google Inc., Class A *	2,200	2,451,933
	Total Information Technology	2,451,933
TOTAL COMMON STOCK – (Identified cost $45,421,725)		76,827,390

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	March 31, 2014 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (1.67%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.10%, 04/01/14, dated 03/31/14, repurchase value of $681,002 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.75%, 07/31/15-06/15/39, total market value $694,620)	$681,000	$681,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.10%, 04/01/14, dated 03/31/14, repurchase value of $624,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-5.50%, 12/01/27-02/20/44, total market value $636,480)	624,000	624,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,305,000)	1,305,000
Total Investments – (100.00%) – (Identified cost $46,726,725) – (a)		78,132,390
Other Assets Less Liabilities – (0.00%)		1,139
	Net Assets – (100.00%)	$78,133,529

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $46,831,957. At March 31, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$31,300,433
Unrealized depreciation	–
Net unrealized appreciation	$31,300,433

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCK – (88.01%)
FINANCIALS – (86.36%)
Real Estate – (86.36%)
Real Estate Investment Trusts (REITs) – (80.95%)
Diversified REITs – (6.37%)
British Land Co. PLC (United Kingdom)	9,270	$101,072
Cousins Properties, Inc.	8,910	102,198
Land Securities Group PLC (United Kingdom)	7,510	127,832
Liberty Property Trust	17,320	640,147
Vornado Realty Trust	5,760	567,706
		1,538,955
Health Care REITs – (3.65%)
Ventas, Inc.	14,550	881,294
Hotel & Resort REITs – (4.17%)
Host Hotels & Resorts Inc.	31,120	629,869
LaSalle Hotel Properties	12,020	376,346
		1,006,215
Industrial REITs – (6.81%)
DCT Industrial Trust Inc.	73,860	582,017
EastGroup Properties, Inc.	7,880	495,731
Prologis, Inc.	12,480	509,558
Terreno Realty Corp.	3,050	57,675
		1,644,981
Office REITs – (13.57%)
Alexandria Real Estate Equities, Inc.	11,430	829,361
BioMed Realty Trust, Inc.	15,090	309,194
Boston Properties, Inc.	8,920	1,021,608
Corporate Office Properties Trust	25,250	672,660
DuPont Fabros Technology Inc.	18,520	445,776
		3,278,599
Residential REITs – (18.93%)
American Campus Communities, Inc.	29,490	1,101,451
AvalonBay Communities, Inc.	8,380	1,100,462
Education Realty Trust, Inc.	51,050	503,863
Equity Lifestyle Properties, Inc.	7,530	306,095
Equity Residential	3,770	218,622
Essex Property Trust, Inc.	5,260	894,463
Post Properties, Inc.	9,110	447,301
		4,572,257
Retail REITs – (19.70%)
Acadia Realty Trust	18,420	485,920
DDR Corp.	22,510	370,965
Federal Realty Investment Trust	6,620	759,446
General Growth Properties, Inc.	30,690	675,180
Hammerson PLC (United Kingdom)	8,770	81,000
Simon Property Group, Inc.	7,892	1,294,288
Tanger Factory Outlet Centers, Inc.	16,700	584,500
Taubman Centers, Inc.	7,160	506,856
		4,758,155
Specialized REITs – (7.75%)
American Tower Corp.	13,520	1,106,883

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	March 31, 2014 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (Continued)
CubeSmart	27,140	$465,722
EPR Properties	5,620	300,052
		1,872,657
		19,553,113
Real Estate Management & Development – (5.41%)
Diversified Real Estate Activities – (1.63%)
Alexander & Baldwin Inc.	9,210	391,978
Real Estate Operating Companies – (3.78%)
Forest City Enterprises, Inc., Class A *	47,830	913,553
		1,305,531
	Total Financials	20,858,644
TELECOMMUNICATION SERVICES – (1.65%)
SBA Communications Corp., Class A *	4,380	398,361
	Total Telecommunication Services	398,361
TOTAL COMMON STOCK – (Identified cost $20,282,766)		21,257,005
CONVERTIBLE BONDS – (2.46%)
FINANCIALS – (2.46%)
Real Estate – (2.46%)
Real Estate Investment Trusts (REITs) – (1.94%)
Office REITs – (1.94%)
Digital Realty Trust, L.P., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	$344,000	469,775
Real Estate Management & Development – (0.52%)
Real Estate Operating Companies – (0.52%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	80,000	124,900
	Total Financials	594,675
TOTAL CONVERTIBLE BONDS – (Identified cost $424,000)		594,675
SHORT-TERM INVESTMENTS – (8.95%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.10%, 04/01/14, dated 03/31/14, repurchase value of $1,128,003 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.75%, 07/31/15-06/15/39, total market value $1,150,560)	1,128,000	1,128,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.10%, 04/01/14, dated 03/31/14, repurchase value of $1,034,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-6.00%, 08/15/23-07/20/43, total market value $1,054,680)	1,034,000	1,034,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,162,000)		2,162,000
Total Investments – (99.42%) – (Identified cost $22,868,766) – (b)		24,013,680
Other Assets Less Liabilities – (0.58%)		139,397
	Net Assets – (100.00%)	$24,153,077

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	March 31, 2014 (Unaudited)

*	Non-Income producing security.

(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $469,775 or 1.94% of the Fund's net assets as of March 31, 2014.

(b)	Aggregate cost for federal income tax purposes is $22,886,405. At March 31, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$1,544,420
Unrealized depreciation	(417,145)
Net unrealized appreciation	$1,127,275

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments
March 31, 2014 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2014 (Unaudited)

Security Valuation – (Continued)

Value Measurements - (Continued)

The following is a summary of the inputs used as of March 31, 2014 in valuing each Fund's investments carried at value:

	Investments in Securities at Value

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$51,751,713	$–	$–
Consumer Staples	41,743,122	–	–
Energy	29,587,857	3,337,807	–
Financials	136,465,748	71,037,650	20,858,644
Health Care	32,314,025	–	–
Industrials	19,766,093	–	–
Information Technology	45,461,033	2,451,933	–
Materials	24,337,492	–	–
Telecommunication Services	–	–	398,361
Total Level 1	381,427,083	76,827,390	21,257,005

Level 2 – Other Significant Observable Inputs:
Equity securities:
Materials	24,647	–	–
Convertible debt securities	–	–	594,675
Corporate debt securities	95,760	–	–
Short-term securities	4,963,000	1,305,000	2,162,000
Investment of cash collateral for securities loaned	555,406	–	–
Total Level 2	5,638,813	1,305,000	2,756,675

Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–
Total Investments	$387,065,896	$78,132,390	$24,013,680

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended March 31, 2014.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 30, 2014

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: May 30, 2014